Segment Information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Schedule of Revenue by Segments

The following table presents revenue by segments for the six months ended June 30, 2025 and 2024, respectively:

	For the Six Months Ended June 30, 2024
	IT related solution services	Educational content service and other services	Total
	RMB	RMB	RMB
Revenue	198,709,821	10,593,209	209,303,030
Cost of revenue and related tax	(163,614,028)	(4,031,994)	(167,646,023)
Gross profit	35,095,793	6,561,214	41,657,007
Depreciation and amortization	150,943	—	150,943
Net income	26,225,631	1,398,087	27,623,718

	For the Six Months Ended June 30, 2025
	IT related solution services	Educational content service and other services	Total
	RMB	RMB	RMB
Revenue	2,716,933	4,957,064	7,673,997
Cost of revenue and related tax	(2,476,181)	(3,675,973)	(6,152,154)
Gross profit	240,752	1,281,091	1,521,843
Depreciation and amortization	250,520	—	250,520
Net loss	(1,839,227)	(7,060,868)	(8,900,095)

Schedule of Identifiable Long-Lived Assets, Net
	December 31, 2024	June 30, 2025
	RMB	RMB
Identifiable long-lived assets, net:
IT related solution services	955,974	2,328,617
Educational content service and other services	—	—
Total	955,974	2,328,617